Revenue from License and Collaboration Agreements-Third Parties (Details) - USD ($)			12 Months Ended
	Oct. 08, 2013	Dec. 21, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016
Revenue from license and collaboration agreements-third parties
Milestone revenue			$ 9,457,000	$ 9,931,000	$ 19,212,000
Amortization of upfront payment			1,655,000	1,679,000	1,907,000
Research and development services			15,203,000	14,834,000	22,941,000
Revenue from license and collaboration agreements-third parties			26,315,000	26,444,000	44,060,000
License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements-third parties
Milestone revenue			4,500,000		19,200,000
Number of indications achieved					2
Amortization of upfront payment			1,600,000	1,700,000	1,800,000
Research and development services			12,100,000	12,100,000	19,400,000
Maximum amount of series of payments expected to be received	$ 86,500,000
Upfront payment received	$ 6,500,000
License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements-third parties
Milestone revenue			5,000,000	9,900,000
Research and development services			$ 3,100,000	2,700,000	3,500,000
Upfront payment received		$ 20,000,000
Maximum amount of series of milestone payments expected to be received		$ 120,000,000
Maximum phase III clinical trial costs						$ 50,000,000
Percentage of additional royalties on net sales			5.00%
Threshold amount of royalties			$ 250,000,000
Royalty percentage after achievement of threshold for 24 months			3.00%
Royalty percentage after achievement of threshold thereafter			1.50%
License and collaboration agreement with AstraZeneca | Maximum
Revenue from license and collaboration agreements-third parties
Amortization of upfront payment			$ 100,000	$ 100,000	$ 100,000